Consolidated Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Schedule of Consolidated Quarterly Financial Data
The following table sets forth certain unaudited consolidated financial information for each of the four quarters included in the years ended December 31, 2017 and 2016 (in thousands, except share and per share data):

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Year
2017	(Unaudited)
Total revenues	$106,497	$108,670	$108,721	$107,370	$431,258
Depreciation and amortization	43,875	43,441	43,318	43,052	173,686
Interest	27,806	28,051	29,948	27,589	113,394
Other expenses	46,669	40,329	40,514	19,515	147,027
(Loss) gain on debt extinguishment	(30)	7	1,792	(1,190)	579
Gain on disposition of assets	5,013	6,884	10,089	20,712	42,698
(Loss) income from continuing operations	(6,870)	3,740	6,822	36,736	40,428
Income (loss) from discontinued operations	19,699	19,466	(1,500)	(945)	36,720
Dividends paid to preferred stockholders	—	—	—	2,530	2,530
Net income attributable to common stockholders and partners	$12,829	$23,206	$5,322	$33,261	$74,618
Net income per share attributable to common stockholders and partners:
Basic	$0.03	$0.05	$0.01	$0.07	$0.16
Diluted	$0.03	$0.05	$0.01	$0.07	$0.16
Dividends declared per common share and partnership unit	$0.1800	$0.1800	$0.1800	$0.1800	$0.7200

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Year
2016	(Unaudited)
Total revenues	$106,010	$110,008	$109,541	$109,781	$435,340
Depreciation and amortization	42,923	42,759	43,820	43,534	173,036
Interest	32,465	29,676	28,662	27,887	118,690
Other expenses	26,767	31,379	35,741	52,317	146,204
(Loss) gain on debt extinguishment	(5,079)	14,777	(8,016)	(77)	1,605
Gain on disposition of assets	4,074	5,635	11,517	8,397	29,623
Income (loss) from continuing operations	2,850	26,606	4,819	(5,637)	28,638
Income from discontinued operations	20,250	19,353	22,580	6,625	68,808
Net income attributable to common stockholders and partners	$23,100	$45,959	$27,399	$988	$97,446
Net income per share attributable to common stockholders and partners:
Basic	$0.05	$0.10	$0.06	$—	$0.21
Diluted	$0.05	$0.10	$0.06	$—	$0.21
Dividends declared per common share and partnership unit	$0.1750	$0.1750	$0.1750	$0.1800	$0.7050